Accounting Policies - Summary of Pre-tax Discount Rates (Detail)	Dec. 31, 2021	Dec. 31, 2020
Argentina | Argentine peso [Member] | Bottom of range [member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	36.60%	35.80%
Argentina | Argentine peso [Member] | Top of Range [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	66.10%	63.40%
Brazil | Brazilian Reals [Member] | Bottom of range [member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	9.30%	9.60%
Brazil | Brazilian Reals [Member] | Top of Range [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	60.50%	40.20%
Peru | Peruvian sol [Member] | Bottom of range [member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	6.70%	7.40%
Peru | Peruvian sol [Member] | Top of Range [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	11.90%	11.10%
Colombia | Colombian peso [Member] | Bottom of range [member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	8.50%	8.70%
Colombia | Colombian peso [Member] | Top of Range [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	11.30%	10.50%
Costa Rica | U.S. Dollar [Member] | Bottom of range [member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	9.00%	0.00%
Costa Rica | U.S. Dollar [Member] | Top of Range [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	11.70%	0.00%
Guatemala | U.S. Dollar [Member] | Bottom of range [member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	7.80%	0.00%
Guatemala | U.S. Dollar [Member] | Top of Range [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	8.60%	0.00%
Panama | U.S. Dollar [Member] | Bottom of range [member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	7.30%	0.00%
Panama | U.S. Dollar [Member] | Top of Range [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	11.10%	0.00%